Capital adequacy (Tables)	12 Months Ended
Dec. 31, 2019
Capital adequacy
Schedule of capital adequacy

	December 31, 2019	December 31, 2018
Capital ratios	percent(1)	percent(1)
Common Equity Tier 1 capital ratio	20.6	20.1
Tier 1 capital ratio	20.6	20.1
Total capital ratio	20.6	20.1
(1)

Capital ratios excl. of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount. See tables Own funds - adjusting items and Minimum capital requirements exclusive of buffer.

	December 31, 2019		December 31, 2018
Buffers requirement	Skr mn	percent(1)	Skr mn	percent(1)
Institution specific Common -Equity Tier 1 capital requirement incl. of buffers	7,890	8.9	7,380	8.5
of which minimum Common Equity Tier 1 requirements(2)	3,990	4.5	3,917	4.5
of which Capital conservation buffer	2,216	2.5	2,176	2.5
of which Countercyclical buffer	1,684	1.9	1,287	1.5
of which Systemic risk buffer	—	—	—	—
Common Equity Tier 1 capital available as a buffer(3)	11,171	12.6	10,534	12.1
(1)	Expressed as a percentage of total risk exposure amount.
(2)

The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013 on prudential requirements for credit institutions and investment firms and amending Regulation (EU) No 648/2012) have fully come into force in Sweden without regard to the transitional period. The minimum requirements are 4.5 percent, 6.0 percent and 8.0 percent related to Common Equity Tier 1 capital, Tier 1 capital and total Own Funds respectively.

(3)

Common Equity Tier 1 capital ratio as reported less the minimum requirement of 4.5 percent and less 3.5 percent, consisting of Common Equity Tier 1 capital used to meet the Tier 1 and Tier 2 requirements, since SEK do not have any Additional Tier 1 or Tier 2 capital.

	December 31, 2019		December 31, 2018
Total capital requirement including buffers	Skr mn	percent(1)	Skr mn	percent(1)
Total CRR capital requirement(2)	10,993	12.4	10,427	12.0
Total FSA capital requirement (calculated as of September 30, 2019)(3)	15,606	16.4	14,464	16.6
(1)	Expressed as a percentage of total risk exposure amount.
(2)	The requirement includes the minimum requirement of 8 percent, the capital conservation buffer and the countercyclical buffer. Expressed as a percentage of total risk exposure amount.
(3)

The requirement includes the minimum requirement of 8 percent, the capital conservation buffer and the countercyclical buffer and an additional capital requirement according to the Swedish FSA. See the additional capital requirement in the table below. Current figures calculated with one quarter lag. Comparison figures based on year-end figures.

Schedule of additional capital requirement

	Capital situation per December 31, 2019,
	calculation based on reported values
	as of September 30, 2019		December 31, 2018
Additional Capital requirement -according to Swedish FSA	Skr mn	percent(1)	Skr mn	percent(1)
Credit-related concentration risk	2,089	2.2	2,089	2.4
Interest rate risk in the banking book	844	0.9	844	1.0
Pension risk	11	0.0	11	0.0
Other Pillar 2 capital requirements	936	1.0	936	1.1
Capital planning buffer	—	—	157	0.2
Total Additional Capital requirement according to Swedish FSA	3,880	4.1	4,037	4.7
(1)	Expressed as a percentage of total risk exposure amount.

Schedule of own funds

	Parent Company
	December 31,	December 31,
Skr mn	2019	2018
Share capital(1)	3,990	3,990
Retained earnings	12,829	11,239
Accumulated other comprehensive income and other reserves(2)	245	1,256
Independently reviewed profit net of any foreseeable charge or dividend	1,766	1,615
Common Equity Tier 1 (CET1) capital before regulatory adjustments	18,830	18,100
Additional value adjustments due to prudent valuation	-445	-496
Intangible assets	-56	-43
Fair-value reserves related to gains or losses on cash-flow hedges	—	-6
Gains or losses on liabilities valued at fair value resulting from changes in own credit -standing	93	112
Negative amounts resulting from the calculation of expected loss amounts	-115	-136
Total regulatory adjustments to Common Equity Tier 1 capital	-523	-569
Total Common Equity Tier 1 capital	18,307	17,531
Additional Tier 1 capital	—	—
Total Tier 1 capital	18,307	17,531
Tier 2-eligible subordinated debt	—	—
Credit risk adjustments(3)	—	—
Total Tier 2 capital	—	—
Total Own funds	18,307	17,531
(1)	For a detailed description of the instruments constituting share capital, see note 22.
(2)	The equity-portions of untaxed reserves is included in the line “Accumulated other comprehensive income and other reserves”.
(3)

The expected loss amount calculated under the IRB approach is a gross deduction from own funds. The gross deduction is decreased by impairment related to exposures for which expected loss is calculated. Excess amounts of such impairment will increase own funds. This increase is limited to 0.6 percent of SEK’s risk exposure amount under the IRB approach related to exposures to central governments, corporates and financial institutions. As of December 31, 2019, the limitation rule had no effect (year end 2018: no effect).

Schedule of minimum capital requirements exclusive of buffers

	Parent Company
	December 31, 2019			December 31, 2018
		Risk	Min.		Risk	Min.
		exposure	capital		exposure	capital
Skr mn	EAD(1)	amount	requirement	EAD(1)	amount	requirement
Credit risk, standardized approach
Corporates(2)	2,367	2,367	189	1,701	1,701	136
Total credit risk, standardized approach	2,367	2,367	189	1,701	1,701	136
Credit risk, IRB approach
Central governments	172,148	8,816	705	171,572	9,905	792
Financial institutions(3)	45,437	10,802	864	33,953	9,880	790
Corporates(4)	110,592	60,068	4,806	113,987	59,486	4,760
Non-credit-obligation assets(5)	152	152	12	90	90	7
Total credit risk IRB approach	328,329	79,838	6,387	319,602	79,361	6,349
Credit valuation adjustment risk	n.a.	2,534	203	n.a.	2,037	163
Foreign exchange risk	n.a.	695	56	n.a.	879	70
Commodity risk	n.a.	9	1	n.a.	10	1
Operational risk	n.a.	3,214	257	n.a.	3,066	245
Total	330,696	88,657	7,093	321,303	87,054	6,964
(1)	Exposure at default (EAD) shows the size of the outstanding exposure at default.
(2)	For the small and medium-sized enterprises category, with an annual turnover not exceeding EUR 50 million, the standardized method for calculating the capital requirement is applied from Q1 2019.
(3)

Of which counterparty risk in derivative contracts: EAD Skr 5,613 million (year-end 2018: Skr 4,525 million), Risk exposure amount of Skr 1,980 million (year-end 2018: Skr 1,668 million) and Capital requirement of Skr 158 million (year-end 2018: Skr 133 million)

(4)

Of which related to Specialized lending: EAD Skr 3,646 million (year-end 2018: Skr 3,400 million), Risk exposure amount of Skr 2,352 million (year-end 2018: Skr 2,157 million) and Capital requirement of Skr 188 million (year-end 2018:Skr 173 million).

(5)

As of January 1, 2019, SEK applies the new accounting standard IFRS 16 Leases, which means that leasing contracts are reported as an asset with rights-of-use. At the beginning of 2019, IFRS 16 resulted in increased assets of Skr 94 million.

Schedule of credit risk by PD grade

	December 31, 2019					December 31, 2018
	AAA	A+					A+	BBB+
	to AA-	to A–	BBB+	BB+ to B–	CCC to D	AAA to AA-	to A–	to BBB–	BB+ to B–	CCC to D
	0.003%–	0.02–	to BBB–	0.54–	27.27–	0.003%–	0.02–	0.12–	0.54–	27.27–
Skr mn	0.01%	0.07%	0.12–0.32%	6.80%	100%	0.01%	0.07%	0.32%	6.80%	100%
Central governments
EAD	166,286	5,862	—	—	—	163,603	7,064	—	906	—
Average PD in %	0.004	0.05	—	—	—	0.004	0.04	—	1.5	—
Average LGD in %	45.0	45.0	—	—	—	45.0	45.0	—	45.0	—
Average risk weight in %	4.6	19.8	—	—	—	4.6	18.8	—	112.1	—

	December 31, 2019					December 31, 2018
		A+					A+
	AAA	to A–	BBB+	BB+ to B–	CCC to D	AAA	to A–	BBB+	BB+ to B–	CCC to D
	to AA- 0.01%-	0.06–	to BBB–	0.54–	28.60–	to AA-	0.06–	to BBB–	0.54–	28.60–
Skr mn	0.04%	0.12%	0.17–0.34%	8.40%	100%	0.01%–0.04%	0.12%	0.17–0.34%	8.40%	100%
Financial institutions
EAD	16,403	27,651	1,382	1	—	10,323	21,926	1,345	359	—
Average PD in %	0.04	0.08	0.22	0.54	—	0.04	0.08	0.23	1.31	—
Average LGD in %	35.3	37.1	45.0	45.0	—	43.8	44.2	45.0	45.0	—
Average risk weight in %	17.1	25.7	64.6	99.9	—	20.1	29.3	66.0	135.5	—
Corporates
EAD	5,995	19,438	58,945	22,548	20	7,154	22,379	60,943	20,072	39
Average PD in %	0.04	0.10	0.25	0.83	28.6	0.03	0.10	0.25	0.79	63.11
Average LGD in %	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0
Average risk weight in %	19.7	33.1	51.7	86.8	263.7	18.6	33.0	51.5	85.5	136.2

Schedule of leverage ratio

	December 31,	December 31,
Skr mn	2019	2018
Exposure measure for the leverage ratio
On-balance-sheet -exposures	288,146	281,529
Off-balance-sheet -exposures	35,856	33,159
Total exposure measure	324,002	314,688
Leverage ratio	5.7%	5.6%

Schedule of internally assessed capital adequacy

	December 31,	December 31,
Skr mn	2019	2018
Credit risk	7,337	7,008
Operational risk	183	239
Market risk	1,109	1,094
Other risks	203	163
Capital planning buffer	992	1,966
Total	9,824	10,470